Property and Equipment, net - Property and Equipment, net (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 4,989	$ 1,835
Less accumulated depreciation and amortization		(1,667)	(1,409)
Property and equipment, net	$ 3,417	3,322	426
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		239	239
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		596	330
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 4,154	$ 1,266